Unaudited Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Revenues (note 8)	$ 286,298	$ 314,054	$ 877,470	$ 890,271
Voyage expenses	(21,495)	(28,166)	(57,427)	(71,399)
Vessel operating expenses (note 8)	(94,008)	(95,172)	(280,121)	(269,560)
Time-charter hire expenses	(18,894)	(18,893)	(53,045)	(36,638)
Depreciation and amortization	(74,159)	(72,827)	(223,138)	(202,625)
General and administrative (notes 8 and 13)	(15,201)	(27,321)	(43,491)	(58,423)
(Write down) and gain on sale of vessels (note 14)	0	0	(43,650)	(14,353)
Restructuring charge (note 7)	(802)	(157)	(2,289)	(292)
Income from vessel operations	61,739	71,518	174,309	236,981
Interest expense (notes 6, 8 and 9)	(35,379)	(33,645)	(104,752)	(89,825)
Interest income	298	153	995	430
Realized and unrealized gains (losses) on derivative instruments (note 9)	20,247	(77,102)	(102,280)	(90,182)
Equity income (loss)	4,937	(7,052)	13,846	6,759
Foreign currency exchange gain (loss) (note 9)	817	(10,257)	(15,108)	(16,640)
Other (expense) income - net (notes 4 and 11d)	(195)	(373)	(21,472)	266
Income (loss) before income tax (expense) recovery	52,464	(56,758)	(54,462)	47,789
Income tax (expense) recovery (note 10)	(1,603)	5,465	2,671	5,654
Net income (loss)	50,861	(51,293)	(51,791)	53,443
Non-controlling interests in net income (loss)	3,161	3,446	7,545	11,082
Preferred unitholders' interest in net income (loss) (note 12)	12,386	10,349	33,449	17,859
General Partner’s interest in net income (loss)	706	5,738	(1,857)	15,655
Limited partners' interest in net income (loss)	34,608	(70,826)	(90,928)	(1,254)
Net Income (Loss) Available to Common Stockholders, Basic	$ 33,782	$ (70,826)	$ (108,484)	$ (1,254)
Limited partner's interest in net income (loss) per common unit
- basic (usd per share)	$ 0.24	$ (0.69)	$ (0.92)	$ (0.01)
- diluted (usd per share)	$ 0.24	$ (0.69)	$ (0.92)	$ (0.01)
Weighted-average number of common units outstanding:
- basic (shares)	139,057,659	102,009,737	118,046,087	95,640,284
- diluted (shares)	157,914,277	102,009,737	118,046,087	95,640,284
Cash distributions declared per unit (usd per share)	$ 0.1100	$ 0.5384	$ 0.3300	$ 1.6152
Dropdown Predecessor [Member]
Net income (loss)	$ 0	$ 0	$ 0	$ 10,101